Exploration and Evaluation (Tables)	6 Months Ended
Jun. 30, 2024
Text Block [abstract]
Summary of Exploration And Evaluation
B.1 Exploration and evaluation

	Asia Pacific US$m	Americas US$m	Africa US$m	Total US$m
Half-year ended 30 June 2024
Carrying amount at 1 January 2024	568	76	24	668
Additions	11	52	14	77
Amortisation of licence acquisition costs	—	(5)	—	(5)
Transferred exploration and evaluation	(8)	—	(18)	(26)

Carrying amount at 30 June 2024	571	123	20	714

Year ended 31 December 2023
Carrying amount at 1 January 2023	529	240	38	807
Additions	79	161	6	246
Amortisation of licence acquisition costs	—	(2)	(2)	(4)
Expensed	(31)	(28)	(18)	(77)
Transferred exploration and evaluation 1	(9)	(295)	—	(304)

Carrying amount at 31 December 2023	568	76	24	668

1.
On 20 June 2023, the Group made a final investment decision to develop the Trion resource in Mexico. Related exploration and evaluation assets of $274 million were transferred to oil and gas properties.